Warrants and Options: Options Outstanding (Details) (USD $)	6 Months Ended
Jul. 31, 2013
ESOP Options Outstanding, Shares	6,500,000
ESOP Options Outstanding, Remaining Life (in years)	4 years 3 months
ESOP Options Outstanding, Exercise Price x Shares	$ 875,000
ESOP Options Outstanding, Weighted Avg Exercise Price	$ 0.20
$0.10
ESOP Options Outstanding, Shares	5,000,000
ESOP Options Outstanding, Remaining Life (in years)	4 years 3 months
ESOP Options Outstanding, Exercise Price x Shares	500,000
ESOP Options Outstanding, Weighted Avg Exercise Price	$ 0.10
$0.25
ESOP Options Outstanding, Shares	1,500,000
ESOP Options Outstanding, Remaining Life (in years)	4 years 3 months
ESOP Options Outstanding, Exercise Price x Shares	$ 375,000
ESOP Options Outstanding, Weighted Avg Exercise Price	$ 0.25